EQUITY ACCOUNTED INVESTMENTS - Schedule Of Current And Non-Current Assets And Liabilities Of Investments In Associates And Joint Ventures (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	$ 14,965	$ 13,003
Non-current assets	170,348	155,246
Current liabilities	13,784	13,333
Non-current liabilities	81,211	68,780
Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,355	539
Non-current assets	7,492	5,967
Current liabilities	635	535
Non-current liabilities	3,307	2,530
Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	210	1,022
Non-current assets	790	0
Current liabilities	67	118
Non-current liabilities	178	113
Oaktree [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	2,253	1,497
Non-current assets	17,056	16,870
Current liabilities	2,146	1,172
Non-current liabilities	7,487	7,434
LP Investments and Other [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	21	32
Non-current assets	1,207	955
Current liabilities	42	15
Non-current liabilities	958	390
Other [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	34	21
Non-current assets	356	374
Current liabilities	32	27
Non-current liabilities	143	133
Other [Member] | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	2,077	793
Non-current assets	9,303	2,362
Current liabilities	1,357	697
Non-current liabilities	6,697	1,562
Data Infrastructure [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	841	912
Non-current assets	13,308	11,636
Current liabilities	1,263	1,042
Non-current liabilities	6,081	4,908
Transport | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,223	1,199
Non-current assets	25,078	18,028
Current liabilities	1,929	1,953
Non-current liabilities	9,538	8,359
Utilities [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	646	869
Non-current assets	6,142	6,500
Current liabilities	487	687
Non-current liabilities	4,238	4,152
Industrial products [Member] | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,096	1,038
Non-current assets	736	743
Current liabilities	505	485
Non-current liabilities	222	256
Norbord | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	0	462
Non-current assets	0	3,911
Current liabilities	0	260
Non-current liabilities	0	1,355
Core office | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	2,496	2,790
Non-current assets	36,668	36,861
Current liabilities	3,485	4,824
Non-current liabilities	17,107	13,987
LP Investments and Other [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,279	648
Non-current assets	12,288	9,559
Current liabilities	903	648
Non-current liabilities	7,290	5,247
Other [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	43	35
Non-current assets	685	299
Current liabilities	30	6
Non-current liabilities	299	93
Energy [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	161	154
Non-current assets	6,157	5,455
Current liabilities	230	249
Non-current liabilities	3,945	3,927
Core retail | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,230	992
Non-current assets	33,082	35,726
Current liabilities	673	615
Non-current liabilities	$ 13,721	$ 14,334